Accounts Receivable and Other Current Assets - Schedule of Accounts Receivable and Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade accounts receivable	$ 1,009	$ 890
Unbilled accounts receivable	738	727
Allowance for credit losses	(78)	(68)	$ (58)
Total accounts receivable	1,669	1,549
Income tax receivable	0	78
Other	217	191
Accounts receivable and other current assets	$ 1,886	$ 1,818